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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]   Amendment Number: __________
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 4450
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kristopher N. Kristynik
Title: Managing Partner of
       Longhorn Capital Partners, L.P.
Phone: (214) 452-6260

Signature, Place, and Date of Signing:


/s/ Kristopher N. Kristynik     Dallas, TX               August 14, 2009
-----------------------------   ----------------------   -----------------------
(Signature)                     (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         15
Form 13F Information Table Value Total:    111,251
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
          --------           --------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                              VOTING AUTHORITY
                                 TITLE OF                VALUE  SHRS OR                 INVESTMENT  OTHER   -------------------
       NAME OF ISSUER             CLASS        CUSIP    (X1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE  SHARED NONE
---------------------------- --------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
Activision Blizzard Inc      COM             00507V109   3,674  290,910   SH      N/A      SOLE       0     290,910   0     0
Discovery Communicatns New   COM SER A       25470F104   2,228   99,000   SH      N/A      SOLE       0      99,000   0     0
DISH Network Corp            CL A            25470M109   3,485  215,000   SH      N/A      SOLE       0     215,000   0     0
Ecolab Inc                   COM             278865100   2,885   74,000   SH      N/A      SOLE       0      74,000   0     0
Expeditors Intl Wash Inc     COM             302130109   1,600   47,977   SH      N/A      SOLE       0      47,977   0     0
Family Dlr Stores Inc        COM             307000109   2,773   98,000   SH      N/A      SOLE       0      98,000   0     0
iShares Inc                  MSCI Mex Invest 464286822  22,835  619,500   SH      PUT      SOLE       0     619,500   0     0
L-3 Communications Hldgs Inc COM             502424104   2,029   29,241   SH      N/A      SOLE       0      29,241   0     0
Mastercard Inc               CL A            57636Q104   1,874   11,200   SH      N/A      SOLE       0      11,200   0     0
Microsoft Corp               COM             594918104   2,243   94,375   SH      N/A      SOLE       0      94,375   0     0
PepsiCo Inc                  COM             713448108   4,727   86,000   SH      N/A      SOLE       0      86,000   0     0
SAIC Inc                     COM             78390X101   3,179  171,398   SH      N/A      SOLE       0     171,398   0     0
SPDR Tr                      UNIT SER 1      78462F103  52,063  566,206   SH      N/A      SOLE       0     566,206   0     0
Wal Mart Stores Inc          COM             931142103   4,245   87,627   SH      N/A      SOLE       0      87,627   0     0
XTO Energy Inc               COM             98385X106   1,411   37,000   SH      N/A      SOLE       0      37,000   0     0